Earnings per share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings per Share [Abstract]
Net income / (loss)	$ 80,348	$ 10,907	$ (193,768)
Weighted average number of outstanding shares - basic (in shares)	13,364,723	11,958,140	11,576,576
Net income / (loss) per common share - basic (in dollars per share)	$ 6.01	$ 0.91	$ (16.74)
Non-vested equity incentive shares (in shares)	27	1,136	0
Weighted average number of outstanding shares - diluted (in shares)	13,364,750	11,959,276	11,576,576
Net income / (loss) per common share - diluted (in dollars per share)	$ 6.01	$ 0.91	$ (16.74)
Earnings per share potentially dilute basic [Abstract]
Private warrants (in share)	1,138,917	1,138,917	1,138,917
Non-vested shares (in share)	0	0	2,218
Total (in share)	1,138,917	1,138,917	1,141,135
Equity incentive plan non-vested shares (in shares)	0	0	2,218
Outstanding warrants (in shares)	1,138,917	1,138,917	1,138,917